COMMITMENTS (Details)				1 Months Ended	4 Months Ended	12 Months Ended
	Feb. 13, 2023 USD ($)	Dec. 09, 2021 $ / shares shares	Dec. 06, 2021 shares	Oct. 31, 2021 item shares	Dec. 31, 2021	Dec. 31, 2022 $ / shares	Dec. 01, 2021 item
COMMITMENTS
Maximum number of demands for registration of securities | item							1
Period of time underwriters may make demand for additional securities					5 years
Shares issued price per share | $ / shares						$ 10.10
Restrictions on transfer period of time after business combination completion						1 year
Percent of cash fee paid to underwriters for miscellaneous services						3.5
Percent of cash fee paid to underwriters for introducing the target company						1.0
Period of time cash fee must be paid to underwriters						60 days
Percentage of total gross proceeds	3.5
Percentage of total consideration	1
Business combination transaction fee | $	$ 2,000,000
Sponsor
COMMITMENTS
Maximum number of demands for registration of securities | item							2
Period of time sponsors may exercise registration rights					3 months
Shares issued price per share | $ / shares						$ 10.00
Over-allotment option
COMMITMENTS
Maximum number of demands for registration of securities | item				1
Period of time sponsors may exercise registration rights			45 days
Number of units issued | shares		2,700,000	2,700,000
Shares issued price per share | $ / shares		$ 10.00
Founder Shares
COMMITMENTS
Number of units issued | shares				180,000
Restrictions on transfer period of time after business combination completion				30 days
Piggy-Back Option
COMMITMENTS
Period of time underwriters may make demand for additional securities					7 years
Piggy-Back Option | Minimum
COMMITMENTS
Period of time underwriters may make demand for additional securities				5 years
Piggy-Back Option | Maximum
COMMITMENTS
Period of time underwriters may make demand for additional securities				7 years